INCOME TAXES	12 Months Ended
Dec. 25, 2021
INCOME TAXES

J.INCOME TAXES

Income tax provisions for the years ended December 25, 2021, December 26, 2020, and December 28, 2019 are summarized as follows (in thousands):

	2021	2020	2019
Currently Payable:
Federal	$115,077	$59,055	$35,267
State and local	30,441	16,709	10,071
Foreign	21,095	8,601	5,834
	166,613	84,365	51,172
Net Deferred:
Federal	6,242	2,292	6,895
State and local	118	(1,518)	805
Foreign	999	1,962	(602)
	7,359	2,736	7,098
Total income tax expense	$173,972	$87,101	$58,270

The components of earnings before income taxes consist of the following:

	2021	2020	2019
U.S.	$645,316	$308,167	$220,532
Foreign	81,020	32,816	20,142
Total	$726,336	$340,983	$240,674

The effective income tax rates are different from the statutory federal income tax rates for the following reasons:

	2021	2020	2019
Statutory federal income tax rate	21.0%	21.0%	21.0%
State and local taxes (net of federal benefits)	3.3	3.4	3.9
Effect of noncontrolling owned interest in earnings of partnerships	n/a	n/a	(0.1)
Tax credits, including foreign tax credit	(0.6)	(0.9)	(1.3)
Change in uncertain tax positions reserve	(0.1)	(0.1)	(0.1)
Other permanent differences	(0.4)	0.6	0.5
Other, net	0.7	1.5	0.3
Effective income tax rate	23.9%	25.5%	24.2%

Temporary differences which give rise to deferred income tax assets and (liabilities) on December 25, 2021 and December 26, 2020 are as follows (in thousands):

	2021	2020
Employee benefits	$27,543	$23,236
Lease liability	24,627	19,376
Net operating loss carryforwards	5,502	6,463
Foreign subsidiary capital loss carryforward	527	527
Other tax credits	450	391
Inventory	2,007	1,633
Reserves on receivables	1,446	1,630
Accrued expenses	5,735	3,071
Other, net	5,233	8,483
Gross deferred income tax assets	73,070	64,810
Valuation allowance	(3,952)	(4,044)
Deferred income tax assets	69,118	60,766
Depreciation	(64,387)	(41,403)
Intangibles	(38,367)	(22,840)
Right of use assets	(23,866)	(19,376)
Deferred income tax liabilities	(126,620)	(83,619)
Net deferred income tax liability	$(57,502)	$(22,853)

As of December 25, 2021, we had federal, state and foreign net operating loss carryforwards of $5.5 million and state tax credit carryforwards of $0.5 million, which will expire at various dates.

The NOL and credit carryforwards expire as follows:

	Net Operating Losses			Tax Credits
	U.S.	State	Foreign	U.S.	State
2022 - 2026	$—	$—	$536	$—	$—
2027 - 2031	—	436	1,424	—	—
2032 - 2036	—	670	106	—	450
2037 - 2041	790	808	—	—	—
Thereafter	—	438	294	—	—
Total	$790	$2,352	$2,360	$—	$450

As of December 25, 2021, we believe that it is more likely than not that the benefit from certain state and foreign NOL carryforwards will not be realized. In recognition of this risk, we have provided a valuation allowance of $3.4 million against the various NOLs. Furthermore, there is a valuation allowance of $0.5 million against a capital loss carryforward we have for a wholly-owned subsidiary, UFP Canada, Inc. Based upon the business activity and the nature of the assets of this subsidiary, our ability to realize a future benefit from this carryforward is doubtful. The capital loss has an unlimited carryforward and therefore will not expire unless there is a change in control of the subsidiary.